Subsequent Events	12 Months Ended
Mar. 31, 2023
Disclosure of non-adjusting events after reporting period [Abstract]
Subsequent Events [Text Block]

29.    Subsequent Events

At-The-Market Equity Program

On May 10, 2023, the Company entered into an equity distribution agreement ("2023 Equity Distribution Agreement") with Stifel GMP and Canaccord Genuity Corp. Under the 2023 Equity Distribution Agreement, the Company may, from time to time, sell up to $100 million of common shares in the capital of the Company (the "2023 ATM Equity Program" see Note 20).